Schedule of Major Components of Income Tax (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Current (benefit) tax on profits			$ (58,470)	$ 30,665
Deferred taxation - current year				43,829,019
Income tax (benefit) expense			$ (58,470)	$ 43,859,686